UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2007
Check here if Amendment [X]; Amendment Number:  2
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      LaGrange Capital Administration, L.L.C.

Address:   570 Lexington Avenue
           27th Floor
           New York, New York  10022


Form 13F File Number: 028-11837


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank LaGrange Johnson
Title:  Managing Member
Phone:  (212) 993-7057

Signature,  Place,  and  Date  of  Signing:

/s/ Frank LaGrange Johnson         New York, NY                       2/23/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON JULY 17, 2007 (AS AMENDED BY THOSE FORM 13F FILINGS MADE ON NOVEMBER 6, 2007 AND FEBRUARY 23, 2011) PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               1

Form 13F Information Table Value Total:  $        1,166
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
LIFE SCIENCES RESH INC   COM            532169109    1,166   75,000 SH       SOLE                75,000      0    0